N-2 - shares	Jan. 08, 2026	Dec. 30, 2025
Cover [Abstract]
Entity Central Index Key	0001754836
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	EAGLE POINT INCOME COMPANY INC.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The Board has fixed the close of business on December 30, 2025, as the record date (the “Record Date”) for the determination of Stockholders entitled to receive notice of, and to vote at, the Meeting. The Meeting is scheduled as a meeting of all Stockholders. As of the Record Date, 23,464,222 shares of the Company’s common stock (the “Common Stock”), were issued and outstanding, 1,521,649 shares of the Company’s 5.00% Series A Term Preferred Stock due 2026 (the “Series A Preferred Stock”), were issued and outstanding and 4,173,076 shares of the Company’s 8.00% Series C Term Preferred Stock due 2029 (the “Series C Preferred Stock” and, together with the Series A Preferred Stock, the “Preferred Stock”), were issued and outstanding.

Stockholders of record may vote by mail by returning a properly executed proxy card or in person by attending the Meeting. Shares of Common Stock and Preferred Stock represented by duly executed and timely delivered proxies will be voted as instructed on the proxy.

At any time before it has been voted, your proxy may be revoked in one of the following ways: (1) by a signed, written letter of revocation delivered on any business day before the date of the Meeting to the Secretary of the Company at 600 Steamboat Road, Suite 202, Greenwich, CT 06830, (2) by properly completing and executing a later-dated proxy and returning it in time to be received before the Meeting, or (3) by attending the Meeting and voting in person. Please call (844) 810-6501 for information on how to obtain directions to attend the Meeting and vote in person.

Purpose of Meeting

At the Meeting, Stockholders will be asked to approve the following proposals:

1.	To approve a change in the Company’s legal form from a Delaware corporation to a Delaware statutory trust (the “Proposal”); and

2.	To transact such other business as may properly come before the Meeting and any adjournments or postponements thereof.

Quorum

A quorum must be present at the Meeting for any business to be conducted. The presence at the Meeting, in person or by proxy, of the holders of a majority of the Company’s capital stock issued and outstanding and entitled to vote at the Meeting will constitute a quorum. Proxies that reflect abstentions will be treated as shares present for quorum purposes.

If a quorum is not present at the Meeting, the presiding officer or the holders of a majority of the votes entitled to be cast by the Stockholders entitled to vote at the Meeting shall have power to adjourn the Meeting from time to time, without notice other than announcement at the Meeting, until a quorum shall be present or represented. At such adjourned Meeting at which a quorum shall be present or represented, any business may be transacted which might have been transacted at the Meeting as originally noticed. If the adjournment is for more than thirty (30) days, or if after the adjournment a new record date is fixed for the adjourned Meeting, a notice of the adjourned Meeting shall be given to each Stockholder entitled to vote at the Meeting.

Vote Required

The Stockholders of record on the Record Date will be entitled to one vote per share on each matter to which they are entitled to vote and that is to be voted on by Stockholders, and a fractional vote with respect to fractional shares. Votes cast by proxy or in person at the Meeting will be counted by the Company’s proxy tabulation firm.

The Proposal requires the affirmative vote of the holders of a majority of the outstanding shares of capital stock as of the Record Date.

If you vote “ABSTAIN” with respect to the Proposal, your shares will not be voted with respect to the Proposal. Abstentions and capital stock not represented at the Meeting will have the same effect as a vote against the Proposal.

If you execute and return the enclosed proxy and no vote is indicated, your proxy will be voted “FOR” the Proposal described in this Proxy Statement.

Common Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Held [Shares]		23,464,222
Series A Term Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series A Preferred Stock
Outstanding Security, Held [Shares]		1,521,649
Series C Term Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series C Preferred Stock
Outstanding Security, Held [Shares]		4,173,076